Disclosures on the effects of fluctuations in foreign currency exchange rates - Foreign Currency Exchange Rate Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange rates [abstract]
Foreign currency translation differences	$ (22,293)	$ (25,400)	$ (17,241)
Foreign currency translation reserve	3,177	(255)	4,240
Total	$ (19,116)	$ (25,655)	$ (13,001)